12028236

NYSE Regulation.

NYSE Regulation, Inc.
11 Wall Street, 10th Floor
New York, NY 10005
nyseregulation.com

October 24, 2012

Received SEC

OCT 24 2012

Washington, DC 20549

CERT NYS

File No. 001-35710

Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

This is to certify that on October 22, 2012 the NYSE MKT LLC (the "Exchange") received from Nuveen Long/Short Commodity Total Return Fund (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Units of Beneficial Interest

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli